Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.5%
U.S. Treasury Notes
2.250%, 3/31/21	$8,550	$8,593
1.125%, 8/31/21	1,100	1,107
0.125%, 5/31/22	10,780	10,782
1.750%, 6/15/22	17,980	18,402
0.375%, 11/30/25	3,000	3,004
Total U.S. Government Securities (Identified Cost $41,631)		41,888

Foreign Government Securities—1.0%
Republic of Indonesia
144A 5.875%, 1/15/24(1)	755	867
144A 4.125%, 1/15/25(1)	435	486
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	674
Republic of South Africa
5.875%, 9/16/25	265	303
4.850%, 9/27/27	975	1,053
Republic of Turkey 7.375%, 2/5/25	1,225	1,365
Saudi Government International Bond 144A 4.000%, 4/17/25(1)	425	475
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	331
Total Foreign Government Securities (Identified Cost $5,217)		5,554

Mortgage-Backed Securities—31.2%
Agency—0.8%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	22	23
Pool #AO5149 3.000%, 6/1/27	83	87
Pool #AL7532 3.000%, 11/1/27	325	341
Pool #AS5730 3.000%, 9/1/30	703	739
Pool #AS5927 3.000%, 10/1/30	293	307
Pool #MA0908 4.000%, 11/1/31	179	196
Pool #AC3654 5.000%, 10/1/39	129	150
Pool #AD3841 4.500%, 4/1/40	45	51
Pool #MA3663 3.500%, 5/1/49	603	637
Pool #CA4978 3.000%, 1/1/50	1,753	1,841
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	—(2)	—(2)
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	1	1
	Par Value	Value

Agency—continued
Pool #780023 7.000%, 9/15/24	$2	$2
		4,375

Non-Agency—30.4%
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(3)	914	916
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	860	871
2018-C, A 144A 4.360%, 9/25/65(1)(3)	716	726
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	179	192
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	957
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	955
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,410
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	1,092	1,114
Angel Oak Mortgage Trust LLC
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	2,945	2,942
2019-3, A1 144A 2.930%, 5/25/59(1)(3)	2,211	2,243
2020-6, A1 144A 1.261%, 5/25/65(1)(3)	549	550
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	2,281	2,291
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 1.932%, 5/25/50(1)(3)	1,054	1,056
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(3)	2,484	2,521
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	1,542	1,589
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	3,261	3,360
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(3)	18	19
2005-1, 1A1 5.500%, 2/25/35	75	78
2006-2, 3A1 6.000%, 3/25/36	14	15
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(3)	157	162
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(3)	356	362
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(3)	293	300
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	1,266	1,304
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.409%, 10/15/36(1)(3)	983	980
See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.409%, 12/15/36(1)(3)	$480	$474
BX Trust 2018-GW, B (1 month LIBOR + 1.020%) 144A 1.179%, 5/15/35(1)(3)	1,265	1,235
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(3)	74	75
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	902	919
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.079%, 12/15/36(1)(3)	1,200	1,200
2015-GC27, A4 2.878%, 2/10/48	1,200	1,265
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	90	99
2014-A, A 144A 4.000%, 1/25/35(1)(3)	171	180
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	100	103
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	1,301	1,324
2015-A, A1 144A 3.500%, 6/25/58(1)(3)	148	151
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,432	1,533
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(1)(3)	160	162
2020-1, A1 144A 2.488%, 2/25/50(1)(3)	1,019	1,031
2020-1R, A1 144A 1.255%, 9/25/65(1)(3)	84	85
2020-2R, A1 144A 1.325%, 10/26/65(1)(3)	897	900
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(3)	1,241	1,247
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	1,023
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	1,320	1,343
2020-4, A 144A 1.174%, 12/15/52(1)	1,615	1,618
2018-2, A 144A 4.026%, 11/15/52(1)	1,119	1,204
2020-1, A1 144A 1.832%, 3/15/50(1)	1,254	1,272
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	8	8
2003-AR30, 5A1 2.716%, 1/25/34(3)	92	94
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.139%, 5/15/36(1)(3)	1,455	1,457
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.919%, 4/25/43(1)(3)	133	136
2014-IVR2, A2 144A 3.783%, 4/25/44(1)(3)	319	328
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(3)	1,199	1,204
	Par Value	Value

Non-Agency—continued
2020-RPL4, A1 144A 2.000%, 1/25/60(1)	$2,220	$2,283
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	1,397	1,402
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	944	993
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(3)	35	35
2017-1A, A2 144A 2.928%, 12/26/46(1)(3)	57	57
2017-2A, A1 144A 2.453%, 6/25/47(1)(3)	487	487
2017-3A, A3 144A 2.813%, 10/25/47(1)(3)	69	70
2018-2A, A1 144A 3.479%, 4/25/58(1)(3)	2,229	2,273
2018-3A, A1 144A 3.789%, 8/25/58(1)(3)	728	731
2019-1A, A1 144A 3.743%, 1/25/59(1)(3)	337	340
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	857	876
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	1,021	1,036
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,927	1,929
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.303%, 3/15/35(1)(3)	1,075	1,061
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	800	810
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,785	1,772
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	441	447
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	253	261
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	205	209
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	615	641
2019-H1, A1 144A 2.657%, 10/25/59(1)(3)	670	683
2020-H1, A1 144A 2.310%, 1/25/60(1)(3)	2,305	2,345
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(3)	1,797	1,833
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%) 144A 2.159%, 11/15/37(1)(3)	1,540	1,544
2020-GC45, AS 3.173%, 2/13/53(3)	1,225	1,366
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	148	154
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,071
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(3)	858	864

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-2, A1 144A 3.985%, 11/25/58(1)(3)	$3,051	$3,128
2019-1, A1 144A 3.454%, 1/25/59(1)(3)	2,125	2,147
2019-3, A1 144A 2.675%, 11/25/59(1)(3)	1,495	1,522
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	50	50
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 2.881%, 8/25/35(3)	189	194
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C4, A4 144A 4.388%, 7/15/46(1)	85	85
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.349%, 6/25/29(1)(3)	657	667
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	464	475
2006-A2, 4A1 3.074%, 8/25/34(3)	42	44
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	342	348
2015-1, AM1 144A 2.128%, 12/25/44(1)(3)	149	151
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	328	334
2015-5, A2 144A 2.546%, 5/25/45(1)(3)	737	761
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	494	514
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	500	514
2017-5, A1 144A 3.128%, 10/26/48(1)(3)	1,630	1,669
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 3.102%, 6/25/33(3)	101	103
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.959%, 5/15/36(1)(3)	1,040	1,040
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(3)	1,195	1,209
MASTR Alternative Loan Trust
2004-4, 6A1 5.500%, 4/25/34	74	77
2004-7, 9A1 6.000%, 8/25/34	60	63
2005-2, 2A1 6.000%, 1/25/35	245	264
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(1)(3)	1,040	1,040
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	957	1,025
MFA Trust 2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	2,578	2,582
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,626
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,658
	Par Value	Value

Non-Agency—continued
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 0.859%, 11/15/34(1)(3)	$1,080	$1,079
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.605%, 6/25/44(1)(3)	342	354
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	69	70
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	1,308	1,387
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(3)	986	992
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	831	883
2014-2A, A3 144A 3.750%, 5/25/54(1)(3)	77	82
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,968	2,109
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	929	990
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	549	582
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	556	593
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	2,353	2,507
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	1,038	1,123
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,835	1,984
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	982	1,001
2020-NPL2, A1 144A 3.228%, 8/25/60(1)(3)	271	273
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.873%, 3/25/35(3)	354	356
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	248	259
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.798%, 6/25/57(1)(3)	225	225
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(3)	685	696
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(3)	690	710
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(3)	961	963
2020-3, A1 144A 2.857%, 9/25/25(1)(3)	940	948
Progress Residential Trust
2020-SFR3, A 144A 1.294%, 10/17/27(1)	345	348
2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	697
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,773
2019-SFR2, A 144A 3.147%, 5/17/36(1)	1,212	1,251
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	697

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-SFR2, A 144A 2.078%, 6/17/37(1)	$1,500	$1,538
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	310	315
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	1,091	1,121
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(3)	1,200	1,202
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(3)	2,648	2,699
2019-1, A1 144A 3.936%, 10/25/58(1)(3)	607	611
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	335	341
SBA Tower Trust 144A 1.884%, 1/15/26(1)	710	731
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(3)	1,513	1,534
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(3)	1,441	1,461
2020-SH1, A1 144A 2.521%, 1/28/50(1)(3)	697	705
Starwood Mortgage Residential Trust
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(3)	1,008	1,015
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	758	774
2020-2, A1 144A 2.718%, 4/25/60(1)(3)	1,074	1,093
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	696	701
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.644%, 10/25/34(3)	89	90
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 2.671%, 11/25/33(3)	175	168
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(3)	47	47
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	275	284
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	280	281
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	548	589
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.048%, 4/25/48(1)(3)	1,593	1,592
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	2,481	2,513
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(3)	427	428
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(3)	10	10
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(3)	350	350
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(3)	716	717
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(3)	$968	$970
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(3)	1,124	1,127
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(3)	42	42
2018-INV1, A3 144A 4.052%, 3/25/58(1)(3)	281	282
2018-2, A1 144A 3.677%, 6/1/58(1)(3)	2,303	2,305
2018-2, B1 144A 4.426%, 6/1/58(1)(3)	445	464
2019-2, A1 144A 3.211%, 5/25/59(1)(3)	2,954	2,977
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	3,118	3,203
2019-INV1, A1 144A 3.402%, 12/25/59(1)(3)	550	556
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	2,016	2,054
2020-4, A1 144A 1.502%, 5/25/65(1)(3)	3,394	3,419
Visio Trust 2019-1, A1 144A 3.572%, 6/25/54(1)(3)	1,559	1,579
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	485	499
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 2.990%, 7/25/34(3)	70	70
2004-U, A1 3.282%, 10/25/34(3)	24	24
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	795	820
		168,679

Total Mortgage-Backed Securities (Identified Cost $170,666)		173,054

Asset-Backed Securities—32.1%
Automobiles—19.3%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(1)	271	272
2019-2, A 144A 2.820%, 2/21/23(1)	577	580
2020-A, A 144A 6.000%, 3/20/23(1)	1,201	1,240
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(1)	358	360
2018-4, C 144A 3.970%, 1/13/25(1)	738	746
2019-1, C 144A 3.500%, 4/14/25(1)	1,200	1,219
2019-2, C 144A 3.170%, 6/12/25(1)	1,040	1,058
2020-4, D 144A 1.770%, 12/14/26(1)	1,280	1,289

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	$575	$578
2018-1, D 3.820%, 3/18/24	975	1,026
2019-1, C 3.360%, 2/18/25	1,200	1,264
2020-3, C 1.060%, 8/18/26	2,140	2,149
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	800	805
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,146
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,324
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,522
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	931
CarMax Auto Owner Trust
2017-1, B 2.540%, 9/15/22	900	903
2019-1, C 3.740%, 1/15/25	1,175	1,246
CarNow Auto Receivables Trust
2019-1A, A 144A 2.720%, 11/15/22(1)	343	345
2020-1A, B 144A 2.710%, 7/17/23(1)	1,420	1,438
2020-1A, C 144A 3.840%, 9/16/24(1)	730	746
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,247
2019-1A, E 144A 5.640%, 1/15/26(1)	1,480	1,579
2019-2A, D 144A 3.280%, 1/15/25(1)	470	487
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,626
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,494
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,322
2020-P1, B 0.920%, 11/9/26	1,340	1,345
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	905	937
2018-D, D 144A 4.340%, 9/16/24(1)	1,450	1,510
2020-A, C 144A 2.540%, 12/15/25(1)	1,225	1,252
2020-B, C 144A 3.300%, 4/15/26(1)	1,330	1,383
2020-C, C 144A 1.710%, 8/17/26(1)	1,265	1,283
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	101	101
2019-1A, A 144A 3.330%, 2/15/28(1)	1,385	1,411
	Par Value	Value

Automobiles—continued
2019-3A, B 144A 2.860%, 1/16/29(1)	$1,180	$1,231
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	220	228
2019-3, C 2.900%, 8/15/25	1,255	1,293
2019-4, C 2.510%, 11/17/25	1,120	1,144
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(1)	800	815
2019-2A, B 144A 2.990%, 4/17/23(1)	1,040	1,049
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,061
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,425
2020-2A, C 144A 3.280%, 3/16/26(1)	1,335	1,403
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	38	39
2018-2A, C 144A 3.690%, 3/15/23(1)	300	301
2018-3A, C 144A 3.710%, 6/15/23(1)	743	749
2018-4A, D 144A 4.350%, 9/16/24(1)	1,365	1,427
2019-3A, C 144A 2.790%, 5/15/24(1)	1,060	1,082
2019-4A, C 144A 2.440%, 9/16/24(1)	1,370	1,399
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,271
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	1,594	1,605
First Investors Auto Owner Trust
2016-2A, C 144A 2.530%, 7/15/22(1)	256	256
2017-1A, D 144A 3.600%, 4/17/23(1)	880	891
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,214
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,278
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(1)	1,577	1,598
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,299
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,532
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,234
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(1)	371	372
2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,341
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,274

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-2A, B 144A 3.320%, 3/15/24(1)	$1,240	$1,271
2019-3A, B 144A 2.720%, 6/17/24(1)	1,285	1,315
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,439
2019-4A, C 144A 3.060%, 8/15/25(1)	2,730	2,844
2020-1A, B 144A 2.430%, 11/15/24(1)	1,810	1,852
2020-2A, B 144A 3.160%, 6/16/25(1)	1,385	1,448
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,620
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	265	266
2018-1A, A 144A 2.820%, 7/15/22(1)	22	22
2018-3A, C 144A 4.180%, 7/15/24(1)	1,790	1,863
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	200	200
2016-4A, A 144A 2.650%, 7/25/22(1)	446	447
2018-1A, A 144A 3.290%, 2/25/24(1)	118	119
2019-1A, A 144A 3.710%, 3/25/23(1)	222	222
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	1,130	1,157
Santander Drive Auto Receivables Trust
2018-2, C 3.350%, 7/17/23	513	517
2020-4, C 1.010%, 1/15/26	2,385	2,395
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	1,115	1,143
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(1)	925	940
2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,222
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,556
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	14	14
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	1,035	1,054
2019-1, E 144A 4.290%, 8/12/24(1)	1,500	1,533
2020-1, C 144A 2.150%, 2/10/25(1)	1,410	1,430
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	825	837
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	1,220	1,252
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,270	1,281
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	$1,285	$1,311
2018-3A, C 144A 3.610%, 10/16/23(1)	1,348	1,361
2018-3A, D 144A 4.000%, 10/16/23(1)	1,435	1,478
2020-2A, C 144A 2.010%, 7/15/25(1)	1,645	1,679
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,282
		107,345

Consumer Loans—0.7%
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	1,072	1,079
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	600	605
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	391	392
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(1)	662	668
2020-3, A 144A 1.702%, 11/20/30(1)	1,174	1,180
		3,924

Credit Card—0.8%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	1,720	1,739
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	1,380	1,388
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,325
		4,452

Equipment—1.5%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,385
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	1,280	1,285
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,428	1,443
NMEF Funding LLC
2019-A, A 144A 2.730%, 8/17/26(1)	514	517
2019-A, B 144A 3.060%, 8/17/26(1)	1,205	1,225
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,378
2020-1, A 144A 1.370%, 11/17/25(1)	1,106	1,108
		8,341

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Other—9.3%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	$211	$212
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	492	500
Amur Equipment Finance Receivables VIII LLC 2020-1A, B 144A 2.500%, 3/20/26(1)	1,633	1,664
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	317	326
2019-A, A 144A 3.140%, 7/16/40(1)	1,021	1,047
2019-A, C 144A 4.010%, 7/16/40(1)	1,450	1,495
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,192	1,218
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	986	988
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	307	313
2019-A, A 144A 3.280%, 9/26/33(1)	832	863
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	364	370
2015-A, A 144A 2.880%, 5/2/30(1)	115	116
2020-A, B 144A 2.490%, 2/28/36(1)	1,198	1,204
CCG Receivables Trust
2018-1, A2 144A 2.500%, 6/16/25(1)	165	166
2019-2, B 144A 2.550%, 3/15/27(1)	1,185	1,215
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	330	332
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	8	8
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,116	1,146
Dext ABS LLC 2020-1, A 144A 1.460%, 2/16/27(1)	1,198	1,201
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	616	628
2019-1A, B 144A 3.530%, 2/20/32(1)	784	803
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	1,421	1,448
2019-1A, A 144A 3.860%, 11/15/34(1)	1,521	1,574
FREED ABS Trust
2019-2, B 144A 3.190%, 11/18/26(1)	1,370	1,386
	Par Value	Value

Other—continued
2020-3FP, A 144A 2.400%, 9/20/27(1)	$757	$759
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	60	61
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,320	1,353
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	275	281
2018-AA, A 144A 3.540%, 2/25/32(1)	633	671
2020-AA, A 144A 2.740%, 2/25/39(1)	836	875
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,390	1,436
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,425	1,465
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,068
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	319	322
MVW LLC
2019-2A, A 144A 2.220%, 10/20/38(1)	1,014	1,043
2020-1A, A 144A 1.740%, 10/20/37(1)	1,289	1,319
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	78	78
2016-1A, A 144A 2.250%, 12/20/33(1)	387	390
2019-1A, A 144A 2.890%, 11/20/36(1)	758	787
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	634	636
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	556	562
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,895	1,914
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	912
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	1,195	1,195
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	79	80
2018-A, A 144A 3.100%, 11/8/30(1)	124	127
2019-A, B 144A 3.360%, 4/9/38(1)	753	779
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	1,040
Sierra Timeshare Receivables Funding LLC
2016-2A, A 144A 2.330%, 7/20/33(1)	108	108
2017-1A, A 144A 2.910%, 3/20/34(1)	284	289
2018-2A, A 144A 3.500%, 6/20/35(1)	289	300
2019-1A, B 144A 3.420%, 1/20/36(1)	507	523
2019-2A, B 144A 2.820%, 5/20/36(1)	526	536

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
2020-2A, B 144A 2.320%, 7/20/37(1)	$1,017	$1,029
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	361	360
2020-A, A 144A 2.620%, 12/15/26(1)	575	572
SoFi Consumer Loan Program LLC
2017-5, A2 144A 2.780%, 9/25/26(1)	135	136
2017-6, A2 144A 2.820%, 11/25/26(1)	138	139
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(1)	224	225
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	1,158	1,249
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(3)	881	903
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	1,180	1,235
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	351	351
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	721	731
Upstart Securitization Trust 2019-2, A 144A 2.897%, 9/20/29(1)	390	392
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	333	335
2017-A, A 144A 2.330%, 3/20/35(1)	326	333
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	18	19
2015-AA, A 144A 2.790%, 6/16/31(1)	541	541
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	649	657
2020-1A, A 144A 2.713%, 3/20/34(1)	1,296	1,324
		51,663

Student Loan—0.5%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	245	252
2019-AGS, A1 144A 2.540%, 1/25/47(1)	928	951
2020-1, A 144A 1.690%, 10/25/51(1)	707	712
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	163	166
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	628	638
	Par Value	Value

Student Loan—continued
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	$109	$110
		2,829

Total Asset-Backed Securities (Identified Cost $175,229)		178,554

Corporate Bonds and Notes—18.0%
Communication Services—0.8%
AT&T, Inc. (3 month LIBOR + 0.890%) 1.111%, 2/15/23(3)	475	481
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	470	382
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	490	512
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	450	454
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	467	498
T-Mobile USA, Inc. 144A 1.500%, 2/15/26(1)	475	486
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	490	529
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 1.321%, 5/15/25(3)	1,226	1,259
		4,601

Consumer Discretionary—1.1%
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,212
Ford Motor Co. 9.000%, 4/22/25	891	1,095
General Motors Financial Co., Inc. 3.200%, 7/6/21	975	985
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	905	957
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	170	182
Nissan Motor Co. Ltd. 144A 4.345%, 9/17/27(1)	1,010	1,115
VF Corp. 2.400%, 4/23/25	536	572
		6,118

Consumer Staples—0.8%
Altria Group, Inc. 3.800%, 2/14/24	1,031	1,126
BAT Capital Corp. 2.259%, 3/25/28	1,240	1,286
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,220
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(1)	820	883
		4,515

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—1.2%
Aker BP ASA 144A 2.875%, 1/15/26(1)	$755	$770
Boardwalk Pipelines LP 4.950%, 12/15/24	630	703
BP Capital Markets plc 4.875% (4)	445	497
Energy Transfer Operating LP 4.250%, 3/15/23	380	404
Energy Transfer Partners LP 4.500%, 11/1/23	310	335
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	125	137
144A 6.500%, 7/1/27(1)	140	158
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,057
Occidental Petroleum Corp. 5.500%, 12/1/25	25	26
Petroleos Mexicanos 4.625%, 9/21/23	855	888
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,552
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	211	177
		6,704

Financials—6.2%
Ares Capital Corp. 3.500%, 2/10/23	740	780
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,215	1,259
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(5)	520	553
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	1,006
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	490	563
Bank of America Corp.
4.200%, 8/26/24	2,155	2,418
3.950%, 4/21/25	420	474
(3 month LIBOR + 0.770%) 0.995%, 2/5/26(3)	705	709
Brookfield Finance, Inc. 3.900%, 1/25/28	1,190	1,365
Capital One Financial Corp. 3.750%, 7/28/26	710	805
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	306
Series H 4.000%(4)	945	995
Citadel LP 144A 4.875%, 1/15/27(1)	450	490
Citigroup, Inc.
3.200%, 10/21/26	715	799
(3 month LIBOR + 1.250%) 1.488%, 7/1/26(3)	1,080	1,098
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	944
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	1,375	1,386
	Par Value	Value

Financials—continued
(3 month LIBOR + 1.170%) 1.391%, 5/15/26(3)	$475	$484
(3 month LIBOR + 1.750%) 1.972%, 10/28/27(3)	2,015	2,118
ICAHN Enterprises LP 6.250%, 5/15/26	1,060	1,123
JPMorgan Chase & Co. (3 month LIBOR + 0.900%) 1.115%, 4/25/23(3)	945	954
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	740	727
Lincoln National Corp.
4.200%, 3/15/22	470	490
(3 month LIBOR + 2.040%) 2.258%, 4/20/67(3)	75	56
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	572
Morgan Stanley
4.100%, 5/22/23	730	792
3.875%, 4/29/24	655	725
(3 month LIBOR + 0.930%) 1.146%, 7/22/22(3)	725	728
Navient Corp. 5.875%, 10/25/24	930	988
Prudential Financial, Inc. 5.625%, 6/15/43	1,168	1,253
Santander Holdings USA, Inc.
4.450%, 12/3/21	932	962
3.700%, 3/28/22	735	759
3.500%, 6/7/24	840	907
Toronto-Dominion Bank (The) 2.650%, 6/12/24	723	775
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	810
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	410
Wells Fargo & Co.
1.654%, 6/2/24	925	950
4.100%, 6/3/26	660	756
(3 month LIBOR + 1.230%) 1.444%, 10/31/23(3)	1,175	1,194
		34,483

Health Care—1.1%
AbbVie, Inc.
2.300%, 5/14/21	495	498
2.850%, 5/14/23	495	520
CVS Health Corp. (3 month LIBOR + 0.720%) 0.950%, 3/9/21(3)	265	265
HCA, Inc. 5.375%, 2/1/25	570	641
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	945	1,038
Royalty Pharma plc
144A 1.200%, 9/2/25(1)	190	193
144A 1.750%, 9/2/27(1)	1,035	1,065
Tenet Healthcare Corp.
4.625%, 7/15/24	550	564
144A 7.500%, 4/1/25(1)	70	76

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	$955	$1,092
		5,952

Industrials—1.7%
Ashtead Capital, Inc. 144A 5.250%, 8/1/26(1)	1,275	1,350
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,102
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	1,257	1,327
Boeing Co. (The)
2.350%, 10/30/21	450	456
4.875%, 5/1/25	335	382
5.040%, 5/1/27	507	593
CNH Industrial N.V. 4.500%, 8/15/23	899	980
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	775	791
Howmet Aerospace, Inc. 6.875%, 5/1/25	965	1,139
Stanley Black & Decker, Inc. 4.000%, 3/15/60	1,287	1,370
		9,490

Information Technology—1.7%
Broadcom, Inc. 3.150%, 11/15/25	1,135	1,238
Dell International LLC 144A 4.000%, 7/15/24(1)	395	435
Flex Ltd. 3.750%, 2/1/26	892	998
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	660	684
4.900%, 10/15/25	385	451
(3 month LIBOR + 0.720%) 0.958%, 10/5/21(3)	145	145
HP, Inc.
2.200%, 6/17/25	396	419
3.000%, 6/17/27	720	794
Leidos, Inc. 144A 3.625%, 5/15/25(1)	933	1,043
Microchip Technology, Inc. 144A 2.670%, 9/1/23(1)	1,165	1,218
Open Text Corp. 144A 3.875%, 2/15/28(1)	1,000	1,038
VMware, Inc. 4.500%, 5/15/25	440	504
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	515	548
		9,515

Materials—0.7%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	967
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,275	1,311
Nutrition & Biosciences, Inc.
144A 1.230%, 10/1/25(1)	643	650
144A 1.832%, 10/15/27(1)	693	714
	Par Value	Value

Materials—continued
Syngenta Finance NV 144A 3.933%, 4/23/21(1)	$365	$367
		4,009

Real Estate—0.7%
GLP Capital LP 5.250%, 6/1/25	640	720
iStar, Inc. 4.250%, 8/1/25	965	953
Office Properties Income Trust 4.150%, 2/1/22	915	932
Service Properties Trust
4.500%, 6/15/23	420	422
4.650%, 3/15/24	430	426
4.350%, 10/1/24	455	449
		3,902

Utilities—2.0%
American Electric Power Co., Inc. Series N 1.000%, 11/1/25	395	399
Avangrid, Inc. 3.200%, 4/15/25	716	784
CenterPoint Energy, Inc. 3.850%, 2/1/24	1,260	1,378
DPL, Inc. 144A 4.125%, 7/1/25(1)	605	653
Exelon Corp. 3.497%, 6/1/22	864	899
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,516	1,658
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.600%, 11/15/21(3)	1,377	1,378
PNM Resources, Inc. 3.250%, 3/9/21	810	813
Southern Co. (The) 2.950%, 7/1/23	920	974
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	760
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	1,040	1,126
		10,822

Total Corporate Bonds and Notes (Identified Cost $95,558)		100,111

Leveraged Loans(3)—4.7%
Aerospace—0.3%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	890	925
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	226	221
Tranche F (1 month LIBOR + 2.250%) 2.397%, 12/9/25	715	700
		1,846

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Chemicals—0.3%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(6)	$1,064	$1,052
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.153%, 10/1/25	813	803
		1,855

Consumer Durables—0.2%
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27	800	800
Energy—0.0%
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(7)(8)	1	—
Financial—0.3%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	530	530
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.397%, 10/1/25	1,015	1,013
		1,543

Food / Tobacco—0.1%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 1.895%, 3/28/24	212	209
Tranche B-3 (1 month LIBOR + 1.750%) 1.895%, 3/11/25	345	340
Tranche B-4 (1 month LIBOR + 1.750%) 1.895%, 1/15/27	213	210
		759

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.149%, 7/1/26	719	715
Gaming / Leisure—0.5%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	249	250
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.352%, 9/15/23	1,028	1,018
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 2.397%, 4/18/24	600	591
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.898%, 6/22/26	578	570
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	352	346
		2,775

	Par Value	Value

Healthcare—0.9%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.898%, 11/27/25	$154	$152
(1 month LIBOR + 3.000%) 3.148%, 6/2/25	349	348
Elanco Animal Health, Inc. (3 month LIBOR + 1.750%) 1.905%, 8/1/27	646	640
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	754	752
HCA, Inc. Tranche B-13 (1 month LIBOR + 1.750%) 1.897%, 3/18/26	1,757	1,755
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.004%, 6/11/25	521	516
Jaguar Holding Co. II 2018 (1 month LIBOR + 2.500%) 3.500%, 8/18/22	1,009	1,009
		5,172

Housing—0.1%
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.145%, 11/21/24	628	624
Information Technology—0.3%
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 9/19/25	1,010	1,010
SS&C Technologies, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 1.897%, 4/16/25	456	451
		1,461

Manufacturing—0.2%
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.897%, 3/1/27	35	35
Ingersoll-Rand Services Co. 2020, Tranche B-1 (3 month LIBOR + 1.750%) 1.897%, 3/1/27	452	445
NCR Corp. (1 month LIBOR + 2.500%) 2.650%, 8/28/26	798	784
		1,264

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 2.905%, 9/18/26	578	573
Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.900%, 2/1/27	813	807
CSC Holdings LLC
2018 (1 month LIBOR + 2.250%) 2.409%, 1/15/26	732	720
2019 (1 month LIBOR + 2.500%) 2.659%, 4/15/27	277	274

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(6)	$925	$924
		2,725

Media / Telecom - Diversified Media—0.2%
Newco Financing Partnership Tranche AV1 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(6)	520	520
UPC Financing Partnership Tranche AV (3 month LIBOR + 3.500%) 0.000%, 1/31/29(6)	525	526
		1,046

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	836	827
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.897%, 3/1/27	441	432
		1,259

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.900%, 4/11/25	395	390
Service—0.1%
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.897%, 11/16/26	715	711
Utility—0.2%
Calpine Corp. 2020 (1 month LIBOR + 2.500%) 2.650%, 12/2/27	857	851
Total Leveraged Loans (Identified Cost $26,377)		26,369

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 3.659%(3)	1,380(9)	1,382
Citigroup, Inc. Series T, 6.250%	1,020(9)	1,170
JPMorgan Chase & Co. Series Z, 4.014%(3)	1,155(9)	1,151
JPMorgan Chase & Co. Series HH, 4.600%	531(9)	548
		4,251

Total Preferred Stocks (Identified Cost $4,102)		4,251

Exchange-Traded Funds—1.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(10)	12,940	1,787
iShares iBoxx High Yield Corporate Bond ETF(10)	30,636	2,675
	Shares	Value

SPDR Bloomberg Barclays High Yield Bond Fund ETF(10)	13,326	$1,452
Total Exchange-Traded Funds (Identified Cost $5,764)		5,914

Total Long-Term Investments—96.4% (Identified Cost $524,544)		535,695

Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	23,001,022	23,001
Total Short-Term Investment (Identified Cost $23,001)		23,001

TOTAL INVESTMENTS—100.6% (Identified Cost $547,545)		$558,696
Other assets and liabilities, net—(0.6)%		(3,169)
NET ASSETS—100.0%		$555,527

Abbreviations:
ABS	Asset-Backed Securities
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit
SPDR	S&P Depositary Receipt
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $362,160 or 65.2% of net assets.
(2)	Amount is less than $500.
(3)	Variable rate security. Rate disclosed is as of December 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

See Notes to Schedule of Investments

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$178,554	$—	$178,554	$—
Corporate Bonds and Notes	100,111	—	100,111	—
Foreign Government Securities	5,554	—	5,554	—
Leveraged Loans	26,369	—	26,369	—(1)
Mortgage-Backed Securities	173,054	—	173,054	—
U.S. Government Securities	41,888	—	41,888	—
Equity Securities:
Preferred Stocks	4,251	—	4,251	—
Exchange-Traded Funds	5,914	5,914	—	—
Money Market Mutual Fund	23,001	23,001	—	—
Total Investments	$558,696	$28,915	$529,781	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2020.
See Notes to Schedule of Investments

NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.